Capital Structure, Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	May 31, 2022	Mar. 10, 2022
Dividends [Abstract]
Dividends paid	$ 8,916	$ 0
Dividends payable	4,460	$ 0
Buybacks [Abstract]
Authorized amount under share repurchase plan	$ 5,000
Number of shares repurchased (in shares)	0
Quarterly Dividend for Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared	Mar. 10, 2022
Dividend payable per share (in dollars per share)				$ 0.025
Dividend payable, date of record	Mar. 25, 2022
Special Dividend for Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared	Mar. 10, 2022
Dividend payable per share (in dollars per share)				$ 0.025
Dividend payable, date of record	Mar. 25, 2022
Quarterly Dividend for Q1-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared	May 31, 2022
Dividend payable per share (in dollars per share)			$ 0.025
Dividend payable, date of payment	Jul. 14, 2022
Dividend payable, date of record	Jun. 28, 2022
Quarterly Dividend for Q1-2022 [Member] | Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable	$ 4,460